Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/29/2016 1/13/2017
This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds
Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL 15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL 16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL 17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float

Currently Outstanding under the Global Registered Covered Bond Program			$23,490,251,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$4,519,375,000

Total Outstanding			$28,009,626,600

OSFI Covered Bond Limit			$36,219,811,445

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/29/2016 1/13/2017

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating

	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/29/2016 1/13/2017
Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$23,490,251,600

A = Lesser of (i) LTV Adjusted Loan Balance and			31,162,550,609		A (i)	33,508,118,934
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	31,162,550,609
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			405,169,429
Total: A + B + C + D + E - F			30,757,381,180

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			23,436,121,179

A = lesser of (i) Present Value of outstanding loan balance of			33,605,008,446		A (i)	33,605,008,446
Performing Eligible Loans(4) and (ii) 80% of Market Value of properties securing Performing Eligible Loans					A (ii)	64,565,215,306
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			33,605,008,446

Intercompany Loan Balance

Guarantee Loan			25,262,938,558
Demand Loan			9,646,757,119
Total			34,909,695,677

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
December 29, 2016	N/A		N/A

Portfolio Flow of Funds

	31-Dec-16		30-Nov-16
Cash Inflows
Principal Receipts	802,887,815.53		749,249,368.73
Sale of Loans	330,470,876.00		50,420,396.62
Revenue Receipts	77,891,162.47		79,302,663.81
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(71,096,483.76)	(6)	(72,484,037.35)	(7)
Purchase of Loans	(52,546,593.59)		(58,566,462.34)
Intercompany Loan Repayment	(1,080,812,097.94)	(6)	(741,103,303.01)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(216.92)		(269.51)
Net Inflows/(Outflows)	6,794,461.79		6,818,356.95

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7033%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on January 17th, 2017.

(7) This amount was paid out on December 19th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/29/2016 1/13/2017
Portfolio Summary Statistics

Previous Month Ending Balance	$34,563,197,303
Current Month Ending Balance(1)	$33,483,649,991
Number of Mortgage Loans in Pool	177,171
Average Loan Size	$188,991
Number of Primary Borrowers	158,434
Number of Properties	163,090

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	51.39%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.66%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	80.91%
Weighted Average Seasoning of Loans in the Portfolio	21.10	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.69%
Weighted Average Original Term of Loans in the Portfolio	53.01	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.91	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	41.40	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	176,979	99.89%	33,442,283,096	99.88%
30 to 59 Days Past Due	147	0.08%	32,520,247	0.10%
60 to 89 Days Past Due	45	0.03%	8,846,648	0.03%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	177,171	100.00%	33,483,649,991	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	21,035	11.87%	4,793,750,879	14.32%
British Columbia	21,922	12.37%	5,573,480,460	16.65%
Manitoba	3,677	2.08%	486,364,203	1.45%
New Brunswick	5,173	2.92%	521,631,813	1.56%
Newfoundland	5,347	3.02%	741,475,674	2.21%
Northwest Territories	53	0.03%	10,638,284	0.03%
Nova Scotia	7,452	4.21%	929,737,017	2.78%
Nunavut	-	0.00%	-	0.00%
Ontario	86,954	49.08%	16,564,912,828	49.47%
Prince Edward Island	1,157	0.65%	121,995,211	0.36%
Quebec	18,622	10.51%	2,676,180,391	7.99%
Saskatchewan	5,443	3.07%	996,619,966	2.98%
Yukon	336	0.19%	66,863,264	0.20%
Total	177,171	100.00%	33,483,649,991	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,994	1.69%	544,079,108	1.62%
599 or less	2,607	1.47%	440,835,118	1.32%
600 - 650	4,056	2.29%	751,618,469	2.24%
651 - 700	10,072	5.68%	1,982,811,669	5.92%
701 - 750	20,935	11.82%	4,167,531,090	12.45%
751 - 800	34,438	19.44%	7,047,990,220	21.05%
801 and Above	102,069	57.61%	18,548,784,317	55.40%
Total	177,171	100.00%	33,483,649,991	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/29/2016 1/13/2017
Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	145,766	82.27%	26,385,854,202	78.80%
Variable	31,405	17.73%	7,097,795,789	21.20%
Total	177,171	100.00%	33,483,649,991	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	141,129	79.66%	24,429,331,633	72.96%
Non-STEP	36,042	20.34%	9,054,318,357	27.04%
Total	177,171	100.00%	33,483,649,991	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	3,637	2.05%	687,777,125	2.05%
Owner Occupied	173,534	97.95%	32,795,872,866	97.95%
Total	177,171	100.00%	33,483,649,991	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	68,329	38.57%	13,563,361,476	40.51%
2.5000 - 2.9999	70,203	39.62%	13,000,005,690	38.82%
3.0000 - 3.4999	26,996	15.24%	5,227,306,974	15.61%
3.5000 - 3.9999	9,066	5.12%	1,345,011,327	4.02%
4.0000 - 4.4999	1,592	0.90%	218,225,926	0.65%
4.5000 - 4.9999	624	0.35%	84,467,034	0.25%
5.0000 - 5.4999	180	0.10%	17,794,859	0.05%
5.5000 and Above	181	0.10%	27,476,707	0.08%
Total	177,171	100.00%	33,483,649,991	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	24,062	13.58%	1,711,843,929	5.11%
20.01-25.00	8,877	5.01%	1,119,620,950	3.34%
25.01-30.00	9,768	5.51%	1,469,956,950	4.39%
30.01-35.00	10,905	6.16%	1,897,589,557	5.67%
35.01-40.00	12,739	7.19%	2,441,556,860	7.29%
40.01-45.00	14,469	8.17%	3,030,548,011	9.05%
45.01-50.00	15,318	8.65%	3,182,458,874	9.50%
50.01-55.00	15,420	8.70%	3,291,010,543	9.83%
55.01-60.00	15,340	8.66%	3,329,933,433	9.94%
60.01-65.00	15,973	9.02%	3,566,529,553	10.65%
65.01-70.00	14,421	8.14%	3,399,726,655	10.15%
70.01-75.00	9,681	5.46%	2,369,805,291	7.08%
75.01-80.00	9,175	5.18%	2,420,610,362	7.23%
80.01 and Above	1,023	0.58%	252,459,025	0.75%
Total	177,171	100.00%	33,483,649,991	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/29/2016 1/13/2017
Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	52,145	29.43%	8,478,109,072	25.32%
12.00 - 23.99	29,973	16.92%	5,194,327,463	15.51%
24.00 - 35.99	16,690	9.42%	3,169,081,611	9.46%
36.00 - 41.99	16,543	9.34%	3,124,432,311	9.33%
42.00 - 47.99	19,320	10.90%	3,969,891,028	11.86%
48.00 - 53.99	15,649	8.83%	3,507,385,285	10.47%
54.00 - 59.99	22,278	12.57%	5,187,301,116	15.49%
60.00 - 65.99	3,493	1.97%	660,041,159	1.97%
66.00 - 71.99	101	0.06%	18,135,735	0.05%
72.00 and Above	979	0.55%	174,945,211	0.52%
Total	177,171	100.00%	33,483,649,991	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	56,727	32.02%	3,241,326,773	9.68%
100,000 - 149,999	30,621	17.28%	3,822,755,552	11.42%
150,000 - 199,999	26,517	14.97%	4,615,648,047	13.78%
200,000 - 249,999	19,629	11.08%	4,394,655,392	13.12%
250,000 - 299,999	14,207	8.02%	3,887,444,857	11.61%
300,000 - 349,999	9,313	5.26%	3,011,275,460	8.99%
350,000 - 399,999	6,061	3.42%	2,264,717,079	6.76%
400,000 - 449,999	3,855	2.18%	1,633,375,426	4.88%
450,000 - 499,999	2,697	1.52%	1,278,852,620	3.82%
500,000 - 549,999	1,809	1.02%	949,082,019	2.83%
550,000 - 599,999	1,353	0.76%	778,173,156	2.32%
600,000 - 649,999	927	0.52%	577,891,636	1.73%
650,000 - 699,999	685	0.39%	461,727,365	1.38%
700,000 - 749,999	522	0.29%	378,572,988	1.13%
750,000 - 799,999	455	0.26%	352,535,909	1.05%
800,000 - 849,999	339	0.19%	279,637,808	0.84%
850,000 - 899,999	396	0.22%	346,590,947	1.04%
900,000 - 949,999	244	0.14%	225,720,076	0.67%
950,000 - 999,999	216	0.12%	210,045,623	0.63%
1,000,000 or Greater	598	0.34%	773,621,256	2.31%
Total	177,171	100.00%	33,483,649,991	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	26,330	14.86%	4,766,029,313	14.23%
Single Family	144,330	81.46%	27,312,873,223	81.57%
Multi Family	5,787	3.27%	1,264,647,295	3.78%
Other	724	0.41%	140,100,160	0.42%
Total	177,171	100.00%	33,483,649,991	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/29/2016 1/13/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	112,328,490	78,120,996	97,288,364	119,537,633	152,662,357	191,600,127	242,288,984	297,466,172	426,967,371	629,920,544	562,413,064	582,132,978	1,095,124,408	205,899,391	4,793,750,879	14.32%
	Current and Less Than 30 Days Past Due	112,163,940	78,120,996	97,190,938	119,537,633	152,288,929	191,328,774	242,288,984	296,975,660	426,258,770	628,107,507	559,995,879	580,912,292	1,093,856,593	205,899,391	4,784,926,287	99.82%
	30 to 59 Days Past Due	164,550	-	97,426	-	211,848	271,352	-	490,511	708,602	1,381,505	2,417,185	1,029,824	965,255	-	7,738,058	0.16%
	60 to 89 Days Past Due	-	-	-	-	161,581	-	-	-	-	431,532	-	190,861	302,560	-	1,086,534	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British	All	465,558,058	308,141,097	393,356,753	500,273,085	603,688,360	710,717,151	511,268,998	533,881,943	545,758,667	430,407,621	287,227,640	179,776,739	99,060,342	4,364,008	5,573,480,460	16.65%
Columbia	Current and Less Than 30 Days Past Due	465,446,694	308,141,097	393,356,753	500,225,596	602,805,701	709,085,509	510,355,525	533,386,569	545,398,492	429,740,364	287,227,640	179,776,739	98,484,316	4,364,008	5,567,795,002	99.90%
	30 to 59 Days Past Due	17,146	-	-	47,489	590,977	1,449,712	913,472	495,374	-	520,462	-	-	576,026	-	4,610,657	0.08%
	60 to 89 Days Past Due	94,218	-	-	-	291,682	181,931	-	-	360,175	146,796	-	-	-	-	1,074,801	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	12,604,555	10,025,848	11,808,416	15,185,183	23,537,807	24,682,512	34,793,144	50,762,732	61,212,533	70,552,838	64,703,720	52,513,114	53,159,534	822,266	486,364,203	1.45%
	Current and Less Than 30 Days Past Due	12,604,555	10,025,848	11,808,416	15,185,183	23,537,807	24,682,512	34,793,144	50,762,732	61,212,533	69,975,679	64,703,720	52,513,114	53,159,534	822,266	485,787,044	99.88%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	401,066	-	-	-	-	401,066	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	176,092	-	-	-	-	176,092	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New	All	14,643,211	9,186,666	13,951,115	19,001,128	21,546,428	29,174,010	49,250,138	75,101,052	76,898,111	98,506,251	69,615,604	25,879,478	18,257,536	621,084	521,631,813	1.56%
Brunswick	Current and Less Than 30 Days Past Due	14,639,822	9,186,666	13,951,115	19,001,128	21,546,428	29,121,270	49,250,138	74,702,395	76,577,793	98,506,251	69,469,040	25,761,198	18,257,536	621,084	520,591,864	99.80%
	30 to 59 Days Past Due	-	-	-	-	-	52,740	-	301,275	320,318	-	-	-	-	-	674,333	0.13%
	60 to 89 Days Past Due	3,390	-	-	-	-	-	-	97,382	-	-	146,565	118,281	-	-	365,617	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	16,319,140	9,739,472	15,926,999	24,097,212	34,572,526	42,298,103	63,046,940	102,280,330	119,517,805	140,098,613	112,462,076	37,494,636	22,887,879	733,945	741,475,674	2.21%
	Current and Less Than 30 Days Past Due	16,319,140	9,695,595	15,926,999	24,097,212	34,572,526	42,298,103	63,046,940	101,667,175	118,948,159	140,098,613	112,462,076	37,494,636	22,887,879	733,945	740,248,995	99.83%
	30 to 59 Days Past Due	-	43,878	-	-	-	-	-	613,156	569,646	-	-	-	-	-	1,226,679	0.17%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest	All	729,083	563,541	-	626,810	547,364	235,864	532,632	875,478	1,850,648	2,277,011	719,143	1,365,456	315,255	-	10,638,284	0.03%
Territories	Current and Less Than 30 Days Past Due	729,083	563,541	-	626,810	547,364	235,864	532,632	875,478	1,850,648	2,277,011	719,143	1,365,456	315,255	-	10,638,284	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	29,142,249	20,206,049	25,712,021	31,473,345	46,038,443	59,188,837	79,718,302	115,626,549	120,768,490	169,766,628	132,673,164	61,781,217	37,253,297	388,425	929,737,017	2.78%
	Current and Less Than 30 Days Past Due	29,142,249	20,179,777	25,712,021	31,473,345	45,957,730	59,121,681	79,662,857	114,634,174	120,713,673	169,766,628	132,673,164	61,781,217	37,253,297	388,425	928,460,239	99.86%
	30 to 59 Days Past Due	-	26,273	-	-	80,714	67,157	-	642,303	54,816	-	-	-	-	-	871,262	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	55,445	350,071	-	-	-	-	-	-	405,516	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	943,581,791	603,045,670	803,007,536	1,051,172,601	1,395,408,160	1,751,746,053	1,926,342,878	1,742,524,287	1,530,509,036	1,489,837,643	1,609,093,877	1,017,725,072	685,667,956	15,250,268	16,564,912,828	49.47%
	Current and Less Than 30 Days Past Due	943,438,651	602,472,073	802,386,111	1,049,961,734	1,394,904,458	1,747,896,610	1,923,939,186	1,739,427,035	1,529,634,692	1,488,567,878	1,608,401,958	1,017,553,407	685,667,956	15,250,268	16,549,502,017	99.91%
	30 to 59 Days Past Due	24,994	573,597	418,904	981,384	503,702	2,689,652	2,403,692	2,378,999	747,368	-	560,741	-	-	-	11,283,032	0.07%
	60 to 89 Days Past Due	118,146	-	202,522	229,483	-	1,159,791	-	718,253	126,976	1,269,764	131,179	171,665	-	-	4,127,779	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince	All	4,130,330	2,847,077	3,289,973	2,918,201	5,677,420	7,927,393	11,765,196	17,996,539	17,104,607	24,335,874	14,895,053	4,527,403	4,580,144	-	121,995,211	0.36%
Edward Island	Current and Less Than 30 Days Past Due	4,130,330	2,847,077	3,289,973	2,918,201	5,677,420	7,854,679	11,765,196	17,943,973	17,104,607	24,335,874	14,895,053	4,527,403	4,580,144	-	121,869,931	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	52,566	-	-	-	-	-	-	52,566	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	72,714	-	-	-	-	-	-	-	-	72,714	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	87,894,978	57,118,573	77,181,714	100,424,091	113,575,255	148,737,746	171,840,525	210,577,986	268,779,475	323,330,500	373,345,248	353,424,785	366,041,720	23,907,794	2,676,180,391	7.99%
	Current and Less Than 30 Days Past Due	87,764,405	57,118,573	77,181,714	100,424,091	113,343,779	148,487,046	171,296,672	210,432,877	266,415,885	322,415,618	372,438,224	352,858,652	365,886,538	23,737,370	2,669,801,446	99.76%
	30 to 59 Days Past Due	94,058	-	-	-	154,043	250,699	543,853	145,108	1,847,416	721,193	416,897	566,133	155,182	170,424	5,065,007	0.19%
	60 to 89 Days Past Due	36,515	-	-	-	77,434	-	-	-	516,174	193,689	490,126	-	-	-	1,313,938	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	22,911,500	19,087,040	26,074,301	30,406,471	40,543,710	59,359,486	83,415,293	132,529,285	151,196,991	176,222,961	168,176,228	49,963,576	36,733,123	-	996,619,966	2.98%
	Current and Less Than 30 Days Past Due	22,911,500	19,087,040	26,074,301	30,406,471	40,320,054	59,157,335	83,415,293	132,399,431	151,196,991	175,957,379	168,176,228	49,963,576	36,733,123	-	995,798,723	99.92%
	30 to 59 Days Past Due	-	-	-	-	-	202,151	-	129,853	-	265,582	-	-	-	-	597,586	0.06%
	60 to 89 Days Past Due	-	-	-	-	223,657	-	-	-	-	-	-	-	-	-	223,657	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,000,543	1,538,919	2,359,758	2,473,798	3,759,029	4,880,728	8,195,844	11,388,192	9,369,699	11,273,068	4,401,838	3,220,837	1,529,170	471,842	66,863,264	0.20%
	Current and Less Than 30 Days Past Due	2,000,543	1,538,919	2,359,758	2,473,798	3,759,029	4,880,728	8,195,844	11,388,192	9,369,699	11,273,068	4,401,838	3,220,837	1,529,170	471,842	66,863,264	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,711,843,929	1,119,620,950	1,469,956,950	1,897,589,557	2,441,556,860	3,030,548,011	3,182,458,874	3,291,010,543	3,329,933,433	3,566,529,553	3,399,726,655	2,369,805,291	2,420,610,362	252,459,025	33,483,649,991	100.00%
	Current and Less Than 30 Days Past Due	1,711,290,912	1,118,977,203	1,469,238,098	1,896,331,201	2,439,261,224	3,024,150,112	3,178,542,412	3,284,595,690	3,324,681,943	3,561,021,872	3,395,563,962	2,367,728,527	2,418,611,340	252,288,600	33,442,283,096	99.88%
	30 to 59 Days Past Due	300,748	643,747	516,330	1,028,873	1,541,283	4,983,463	3,861,017	5,249,146	4,248,166	3,289,807	3,394,823	1,595,958	1,696,462	170,424	32,520,247	0.10%
	60 to 89 Days Past Due	252,268	-	202,522	229,483	754,354	1,414,435	55,445	1,165,707	1,003,324	2,217,873	767,869	480,806	302,560	-	8,846,648	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	12/29/2016 1/13/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	33,326,880	20,543,302	39,623,715	40,555,150	55,254,316	60,301,070	60,484,337	60,275,384	58,462,431	46,076,202	35,118,703	22,564,945	10,368,148	1,124,526	544,079,108	1.62%
<=599	8,804,547	8,846,919	8,790,644	16,312,449	31,915,607	52,238,852	62,030,825	64,906,072	58,787,676	50,640,372	44,915,778	23,790,291	8,560,636	294,448	440,835,118	1.32%
600-650	15,984,564	13,155,807	24,278,791	29,972,984	52,148,916	89,519,554	99,359,915	87,108,073	86,739,525	86,243,058	89,092,109	46,084,177	29,315,862	2,615,133	751,618,469	2.24%
651-700	47,498,738	45,898,650	56,230,380	94,779,342	138,414,513	219,178,995	232,435,522	230,492,572	221,468,754	229,058,481	216,329,128	124,757,102	112,272,261	13,997,232	1,982,811,669	5.92%
701-750	136,842,005	99,812,380	147,421,444	203,728,891	261,528,920	371,238,818	404,750,511	408,560,894	451,263,167	509,505,258	496,479,933	317,402,120	326,045,072	32,951,677	4,167,531,090	12.45%
751-800	239,438,796	168,616,423	244,693,709	336,132,577	453,006,273	580,252,148	613,811,327	667,653,990	716,394,176	823,441,088	806,622,418	620,322,584	705,987,229	71,617,482	7,047,990,220	21.05%
>800	1,229,948,398	762,747,471	948,918,268	1,176,108,164	1,449,288,314	1,657,818,573	1,709,586,436	1,772,013,556	1,736,817,703	1,821,565,093	1,711,168,586	1,214,884,072	1,228,061,156	129,858,527	18,548,784,317	55.40%
Total	1,711,843,929	1,119,620,950	1,469,956,950	1,897,589,557	2,441,556,860	3,030,548,011	3,182,458,874	3,291,010,543	3,329,933,433	3,566,529,553	3,399,726,655	2,369,805,291	2,420,610,362	252,459,025	33,483,649,991	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.